Share Capital - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices (Detail)	Dec. 31, 2018 USD ($) Years	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	925,782	591,609	240,075
Options Outstanding, Weighted-average remaining contractual life (years)	4.82
Options Outstanding, Options Exercisable	355,225
$2.09 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 2.09
Options Outstanding, Number Outstanding	50,349
Options Outstanding, Weighted-average remaining contractual life (years)	3.00
Options Outstanding, Options Exercisable	50,349
$3.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 3.28
Options Outstanding, Number Outstanding	31,498
Options Outstanding, Weighted-average remaining contractual life (years)	6.67
Options Outstanding, Options Exercisable	31,498
$4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 4.50
Options Outstanding, Number Outstanding	18,935
Options Outstanding, Weighted-average remaining contractual life (years)	4.54
Options Outstanding, Options Exercisable	18,935
$4.80 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 4.80
Options Outstanding, Number Outstanding	3,040
Options Outstanding, Weighted-average remaining contractual life (years)	1.71
Options Outstanding, Options Exercisable	3,040
$7.49 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 7.49
Options Outstanding, Number Outstanding	5,590
Options Outstanding, Weighted-average remaining contractual life (years)	6.52
Options Outstanding, Options Exercisable	5,590
$9.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 9.00
Options Outstanding, Number Outstanding	11,481
Options Outstanding, Weighted-average remaining contractual life (years)	6.52
Options Outstanding, Options Exercisable	11,481
$9.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 9.60
Options Outstanding, Number Outstanding	1,105
Options Outstanding, Weighted-average remaining contractual life (years)	1.77
Options Outstanding, Options Exercisable	1,105
$11.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 11.70
Options Outstanding, Number Outstanding	6,667
Options Outstanding, Weighted-average remaining contractual life (years)	1.93
Options Outstanding, Options Exercisable	6,667
$12.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 12.00
Options Outstanding, Number Outstanding	1,948
Options Outstanding, Weighted-average remaining contractual life (years)	1.93
Options Outstanding, Options Exercisable	1,948
$12.90 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 12.90
Options Outstanding, Number Outstanding	50,000
Options Outstanding, Weighted-average remaining contractual life (years)	5.30
Options Outstanding, Options Exercisable	12,500
$14.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 14.40
Options Outstanding, Number Outstanding	18,950
Options Outstanding, Weighted-average remaining contractual life (years)	5.86
Options Outstanding, Options Exercisable	4,737
$15.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 15.00
Options Outstanding, Number Outstanding	16,667
Options Outstanding, Weighted-average remaining contractual life (years)	5.11
Options Outstanding, Options Exercisable	4,167
$15.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 15.00
Options Outstanding, Number Outstanding	273,948
Options Outstanding, Weighted-average remaining contractual life (years)	6.06
$17.10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 17.10
Options Outstanding, Number Outstanding	277,519
Options Outstanding, Weighted-average remaining contractual life (years)	5.05
Options Outstanding, Options Exercisable	69,380
$30.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 30.00
Options Outstanding, Number Outstanding	105,719
Options Outstanding, Weighted-average remaining contractual life (years)	2.65
Options Outstanding, Options Exercisable	81,462
$30.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 30.60
Options Outstanding, Number Outstanding	6,120
Options Outstanding, Weighted-average remaining contractual life (years)	1.98
Options Outstanding, Options Exercisable	6,120
$32.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 32.40
Options Outstanding, Number Outstanding	18,810
Options Outstanding, Weighted-average remaining contractual life (years)	2.08
Options Outstanding, Options Exercisable	18,810
$41.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 41.70
Options Outstanding, Number Outstanding	658
Options Outstanding, Weighted-average remaining contractual life (years)	0.96
Options Outstanding, Options Exercisable	658
$45.30 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 45.30
Options Outstanding, Number Outstanding	560
Options Outstanding, Weighted-average remaining contractual life (years)	1.61
Options Outstanding, Options Exercisable	560
$51.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 51.60
Options Outstanding, Number Outstanding	15,371
Options Outstanding, Weighted-average remaining contractual life (years)	1.44
Options Outstanding, Options Exercisable	15,371
$58.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $	$ 58.20
Options Outstanding, Number Outstanding	10,847
Options Outstanding, Weighted-average remaining contractual life (years)	0.39
Options Outstanding, Options Exercisable	10,847